Schedule of related party transactions with related party (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Repayment to Bin Fu	$ (11,188)
Bin Fu [Member]
Related Party Transaction [Line Items]
Repayment to Bin Fu	(39,158)
Note issued to Peng Wang		100,115
Peng Wang [Member]
Related Party Transaction [Line Items]
Note issued to Peng Wang	$ 400,000